Inventories	12 Months Ended
Dec. 31, 2013
Inventories
4.	Inventories

Inventories are summarized as follows:

	December 31
	2013	2012
	(Millions of yen)
Finished goods	¥406,443	¥391,194
Work in process	128,120	139,923
Raw materials	19,210	20,506

	¥553,773	¥551,623